Trade Receivables, Other Receivables and Prepayments (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Other receivables	$ 3,387	$ 2,617
Prepayments	116,911	852,856
Trade and other receivables	$ 120,298	$ 855,473